Shareholders' Equity (Information About Share Options) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	1,173,433
Number exercisable	490,086
Weighted average remaining contractual life in years	4 years 7 months 24 days
Exercise price 0-2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 0
Exercise price, maximum | $ / shares	$ 2
Number of outstanding options	680,685
Number exercisable	89,860
Weighted average remaining contractual life in years	5 years 5 months 9 days
Exercise price 3-4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum | $ / shares	$ 3
Exercise price, maximum | $ / shares	$ 4
Number of outstanding options	492,748
Number exercisable	400,226
Weighted average remaining contractual life in years	3 years 6 months 21 days